Benefit Plans - Information For the Pension Plan With Respect To Accumulated Benefit Obligation and Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Benefit Plans
Projected benefit obligation	$ 6,930	$ 6,205
Accumulated benefit obligation	5,929	5,332
Fair value of plan assets	$ 11,622	$ 9,734